Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 375,297	¥ 2,612,743	¥ 2,468,034
Short-term deposits	1,768,592	12,312,585	8,824,610
Accounts receivable, net of allowance for doubtful accounts of RMB nil and RMB12,209 as of December 31, 2018 and 2019, respectively	38,087	265,155	719,606
Amount due from related parties	629	4,382
Prepaid expenses and other current assets	86,041	599,000	620,979
Total current assets	2,268,646	15,793,865	12,633,229
Long-term deposits	43,092	300,000
Right-of-use assets, net	27,371	190,552
Property and equipment, net	49,749	346,345	387,532
Intangible assets	127,884	890,303	1,036,986
Rental deposits	3,595	25,028	24,192
Long-term investments	71,232	495,905	447,465
Other non-current assets	6,322	44,009	71,519
Deferred tax assets	5,324	37,064	57,786
Goodwill	626,362	4,360,610	4,306,829
Total assets	3,229,577	22,483,681	18,965,538
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB549,173 and RMB611,471 as of December 31, 2018 and 2019, respectively)	102,604	714,323	718,362
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB441,392 and RMB497,166 as of December 31, 2018 and 2019, respectively)	72,318	503,461	441,892
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB304,363 and RMB244,759 as of December 31, 2018 and 2019, respectively)	141,611	985,873	846,710
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to the Company of RMB43,213 and RMB29,554 as of December 31, 2018 and 2019, respectively)	4,253	29,606	82,948
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of RMB nil and RMB6,830 as of December 31, 2018 and 2019, respectively)	19,416	135,169
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB113,733 and RMB122,403 as of December 31, 2018 and 2019, respectively)	22,117	153,976	137,090
Deferred consideration in connection with business acquisitions (including deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse to the Company of RMB nil and RMB nil as of December 31, 2018 and 2019, respectively)	12,116	84,346	469,274
Total current liabilities	374,435	2,606,754	2,696,276
Deferred tax liabilities	31,971	222,576	259,247
Share-based compensation liability	129,571	902,047	86,767
Lease liabilities	8,115	56,498
Other non-current liabilities	3,257	22,672	23,273
Total liabilities	1,258,997	8,764,899	7,942,679
Commitments and contingencies (Note 18)
Equity
Treasury stock	(57,782)	(402,267)	(402,267)
Additional paid-in capital	885,515	6,164,781	5,657,838
Retained earnings	1,072,222	7,464,585	5,361,154
Accumulated other comprehensive income	43,478	302,687	313,564
Non-controlling interest	27,108	188,724	92,300
Total equity	1,970,580	13,718,782	11,022,859
Total liabilities and equity	3,229,577	22,483,681	18,965,538
Senior Notes [Member]
Current liabilities
Convertible senior notes	711,648	4,954,352	4,877,116
Class A Common Stock [Member]
Equity
Ordinary shares, value	32	221	219
Class B Common Stock [Member]
Equity
Ordinary shares, value	$ 7	¥ 51	¥ 51